Interim Condensed Consolidated Statements of Shareholders' Equity (Parenthetical) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Stockholders' Equity [Abstract]
Net of issuance costs	$ 49	$ 328	$ 333	$ 1,075	$ 676